UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-7852

                             USAA MUTUAL FUNDS TRUST
-----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 9800 Fredericksburg Road, San Antonio, Texas                   78288
-----------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)

                                 Mark S. Howard
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end: March 31

Date of reporting period: July 1, 2005 - June 30, 2006

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

         (a)   The name of the issuer of the portfolio security;

         (b)   The exchange ticker symbol of the portfolio security;

         (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

         (d)   The shareholder meeting date;

         (e)   A brief identification of the matter voted on;

         (f) Whether the matter was proposed by the issuer or by a security holder;

         (g)   Whether the registrant cast its vote on the matter;

         (h) How the registrant cast its vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

         (i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USAA MUTUAL FUNDS TRUST



By:    /s/ Christopher W. Claus
       -----------------------------
      Christopher W. Claus
      President


Date:  August 28, 2006

*********************************** FORM N-PX ********************************

ICA File Number: 811-7852
Reporting Period: 07/01/2005 - 06/30/2006
USAA Mutual Funds Trust
9800 Fredericksburg Road
San Antonio, TX 78288

==========================FLORIDA TAX-FREE INCOME FUND =================

No records to report

======================= FLORIDA TAX-FREE MONEY MARKET FUND =============

No records to report

========== END NPX REPORT